Commitments for expenditures	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments for expenditures
13.	Commitments for expenditures

Operating lease

Kimber leases its premises in Vancouver under an operating lease which expires in the fiscal year ended June 30, 2013. At June 30, 2012, the Company is obligated to make $62,235 in basic rental payments under the lease for the year ended June 30, 2013. In addition Kimber has the obligation to pay its proportionate share of operating costs and taxes for the building.